Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule Of Aggregate Percentage Revenue and Accounts Receivable

 Schedule Of Aggregate Percentage Revenue and Accounts Receivable

	Year Ended
	December 31, 2023	December 31, 2022

Customer 1	52%	31%
Customer 2	-	22%
Aggregate Percent of Total Revenue	52%	53%

As of December 31, 2023, three customers accounted for more than 10% of the Company’s accounts receivable balance, and two customers accounted for over 10% of the Company’s accounts receivable balance at December 31, 2022. The following table represents these customers’ aggregate percent of total accounts receivable:

	Year Ended
	December 31, 2023	December 31, 2022
Customer 1	-	40%
Customer 2	36%	-
Customer 3	33%	-
Customer 4	-	32%
Customer 5	27%	-
Aggregate Percent of Total Accounts Receivable	96%	72%